Performance Management	Feb. 28, 2026
Congress Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from year to year. The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares, depending on the fees and expenses of the Retail Class shares. The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year, 10-year, and since inception periods compare with a domestic broad‑based market index and a secondary index which is more representative of the Fund's strategy. The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://congress-mutual-funds.web.app/MidCap.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year, 10-year, and since inception periods compare with a domestic broad‑based market index and a secondary index which is more representative of the Fund's strategy.
Bar Chart [Heading]	Congress Mid Cap Growth Fund Calendar Year Total Return as of December 31Institutional Class
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2, 2020	26.04%

Lowest Quarterly Return:	Q1, 2020	-19.98%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	26.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(19.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	“Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.
Performance Table One Class of after Tax Shown [Text]	After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Performance Availability Website Address [Text]	https://congress-mutual-funds.web.app/MidCap
Congress Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund.
The performance information shown for periods before September 15, 2017, reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”). Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”). As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund. As of the date of the Reorganization, the Accounting Survivor did not have any Retail Class shares outstanding. Upon completion of the Reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor. The Accounting Survivor and the Fund have substantially similar investment objectives and strategies. Disclosure differences between the investment objectives and strategies for the Accounting Survivor and the Fund have not resulted, and are not expected to result, in substantial differences in the actual management of the Accounting Survivor and the Fund. One of the two portfolio managers of the Accounting Survivor is a member of the portfolio management team of the Fund. The Fund has lower expenses than the Accounting Survivor (including a lower management fee). The Accounting Survivor’s performance would have been higher than that shown had it operated with the Fund’s current expense levels.
The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from year to year. The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Fund, depending on the fees and expenses of the Retail Class shares. As the Fund’s expense ratio was lower than that of the Accounting Survivor at the time of the Reorganization for the Institutional Class shares, the Fund’s returns would have been higher than those shown here. The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year and 10-year periods compare with a domestic broad‑based market index and a secondary index which is more representative of the Fund's strategy. The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at https://congress-mutual-funds.web.app/LargeCap.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year and 10-year periods compare with a domestic broad‑based market index and a secondary index which is more representative of the Fund's strategy.
Bar Chart [Heading]	Congress Large Cap Growth Fund Calendar Year Total Return as of December 31 Institutional Class
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2, 2020	26.18%

Lowest Quarterly Return:	Q2, 2022	-17.58%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	26.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(17.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Performance Availability Website Address [Text]	https://congress-mutual-funds.web.app/LargeCap
Congress Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios (the “Reorganization”). Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from year to year. The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Fund, depending on the fees and expenses of the Retail Class shares. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance and a secondary index which is more representative of the Fund's strategy. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.
The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://congress-mutual-funds.web.app/SmallCap.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance and a secondary index which is more representative of the Fund's strategy.
Bar Chart [Heading]	Congress Small Cap Growth FundCalendar Year Total Return as of December 31Institutional Class
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2, 2020	26.86%

Lowest Quarterly Return:	Q1, 2020	-18.63%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	26.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(18.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Footnotes	Performance information for the Retail Class shares shown for periods prior to the Reorganization is the performance of the Predecessor Fund’s Investor Class shares.
Performance Table One Class of after Tax Shown [Text]	After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares. After tax returns for the Fund’s Retail Class Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Performance Availability Website Address [Text]	https://congress-mutual-funds.web.app/SmallCap
Congress SMid Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the SMid Growth ETF’s total returns. The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index which is more representative of the Fund’s strategy. The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://etfs.congressasset.com/smid-growth-etf.html.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index which is more representative of the Fund’s strategy.
Bar Chart [Heading]	Congress SMid Growth ETF Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]

Highest Quarterly Return:	3/31/2024	12.50%

Lowest Quarterly Return:	3/31/2025	-7.34%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	12.50%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(7.34%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Performance Availability Website Address [Text]	https://etfs.congressasset.com/smid-growth-etf.html
Congress Large Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Large Cap Growth ETF’s total returns. The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index more representative of the Fund’s strategy. The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://etfs.congressasset.com/large-cap-growth.html.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index more representative of the Fund’s strategy.
Bar Chart [Heading]	Congress Large Cap Growth ETF Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]

Highest Quarterly Return:	6/30/2025	15.15%

Lowest Quarterly Return:	3/31/2025	-6.24%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	15.15%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(6.24%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Performance Availability Website Address [Text]	https://etfs.congressasset.com/large-cap-growth.html
Congress Intermediate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Intermediate Bond ETF’s total returns. The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index more representative of the Fund’s strategy. The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://etfs.congressasset.com/intermediate-bond-etf.html.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index more representative of the Fund’s strategy.
Bar Chart [Heading]	Congress Intermediate Bond ETF Calendar Year Total Return as of December 31
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	2.28%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	0.99%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Performance Availability Website Address [Text]	https://etfs.congressasset.com/intermediate-bond-etf.html